Capital structure and financial items - Financial assets and liabilities - Fair value measurement hierarchy (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	kr 52,144	kr 65,466
Financial liabilities, at fair value	2,026	7,531
Financial gain from forward contracts (net)	0	4,358	kr 1,344
Active market data (level 1)
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	800	10,833
Directly or indirectly observable market data (level 2)
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	6,682	6,326
Financial liabilities, at fair value	2,026	7,531
Not based on observable market data (level 3)
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	kr 44,662	kr 48,307